ACQUISITION OF BUSINESSES - Business Services, Other (Details) $ in Millions		12 Months Ended
	Dec. 01, 2018 USD ($) gas_station	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,411	$ 1,554
Business services
Disclosure of detailed information about business combination [line items]
Goodwill		1,306	$ 1,368
Business services | Gas Stations And Kiosks In Ontario, Canada
Disclosure of detailed information about business combination [line items]
Number of gas stations and kiosks acquired | gas_station	22
Consideration transferred, acquisition-date fair value	$ 8
Proportion of ownership interest in subsidiary	26.00%
Percentage of voting equity interests acquired	100.00%
Acquisition-related costs (less than)	$ 1
Goodwill	$ 12
Revenue of acquiree since acquisition date		2
Profit (loss) of acquiree since acquisition date		1
Revenue of acquiree as if combination occurred at beginning of period		21
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 1